Submission	Feb. 02, 2026
Submission [Line Items]
Central Index Key	0002099093
Registrant Name	Hennessy Capital Investment Corp. VIII
Registration File Number	333-291924
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A